Note 25 - Loans and Borrowings (Tables)	12 Months Ended
Jun. 30, 2023
Statement Line Items [Line Items]
Disclosure of detailed information about borrowings [text block]
	As at June 30
(US dollars in thousands)	2023	2022	2021
Current liabilities
Debtor invoice financing	1,329	32	36
Lease liabilities	462	505	669
Shareholder loans	497	4,285	-
Chattel mortgage	89	142	88
Financing agreement	-	-	59
Bank loan	7	145	152
Total	2,384	5,109	1,004

Non-current liabilities
Lease liabilities	1,843	1,959	326
Shareholder loan	28,111	21,121	21,175
Chattel mortgage	50	264	244
Financing agreement	-	108	183
Bank loan	-	-	159
Total	30,004	23,452	22,087

Total	32,388	28,561	23,091

Disclosure of detailed information about the maturity of borrowings [text block]
	Minimum Lease Payments			Present Value of Minimum Lease Payments
	As at June 30			As at June 30
(US dollars in thousands)	2023	2022	2021	2023	2022	2021
Amounts payable under lease liabilities:
Less than one year	576	546	683	462	444	669
Later than one year but not more than five	2,223	2,545	379	1,843	2,020	326
	2,799	3,091	1,062	2,305	2,464	995
Future finance charges	(494)	(627)	(67)	-	-	-
Total lease obligations	2,305	2,464	995	2,305	2,464	995